SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-Term Purchase Commitment [Line Items]
Total	$ 110,521	$ 93,864
Spare Parts [Member]
Long-Term Purchase Commitment [Line Items]
Total	64,006	65,883
Chemicals [Member]
Long-Term Purchase Commitment [Line Items]
Total	$ 46,515	$ 27,981